Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2018	December 31, 2017

Gross carrying amount
Prepaid unpatented license	$200,000	$200,000
Prepaid patented licenses	1,322,820	1,322,820
Computer software	61,384	2,320
	1,584,204	1,525,140

Less: accumulated amortization
Prepaid patented licenses	155,026	52,433
Computer software	19,638	-
	174,664	52,433

Intangible assets, net
Prepaid unpatented license	200,000	200,000
Prepaid patented licenses	1,167,794	1,270,387
Computer software	41,746	2,320
Intangible assets, net	$1,409,540	$1,472,707

Schedule of amortization expense related to its finite-lived intangible assets
For the years ending December 31,	Amount

2019	$133,095
2020	111,588
2021	104,842
2022	102,593
2023	102,593
Thereafter	654,829
Total	$1,209,540